5A. ACQUISITION OF TRANSTECH (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Dec. 08, 2010
Notes to Financial Statements
Revenues of transtech in current year	$ 8
Interest in TransTech acquired by company		$ 100
Interest rate on note issued to president of transtech		3.50%
Payable period of note		3 years